OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Schedule of Other Current Assets [Table Text Block]

(in thousands of $)	2013	2012
Other receivables	2,937	1,219
Prepaid expenses	4,089	2,874
Accrued interest income	—	243
	7,026	4,336

As of December 31, 2013, included in other receivables is an amount for an indemnification receivable of $2 million (see note 25).